6. Stockholders' Equity (Details - Assumptions) - $ / shares		12 Months Ended
		Dec. 31, 2016	Mar. 31, 2017
Equity [Abstract]
Common stock price		$ 0.78	$ 0.75
Warrant exercise price		$ 1.50
Expected dividend yield (1)	[1]	0.00%
Risk-free interest rate (2)	[2]	2.93%
Expected volatility (3)	[3]	164.09%
Expected life (in years)		5 years

[1]	The Company has no history or expectation of paying cash dividends on its common stock.
[2]	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.
[3]	The volatility is based upon the average volatility rate of three similar publicly traded companies.